Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	June 30, 2021	December 31, 2020
	(Unaudited)
Computer equipment	$78,980	$77,611
Furniture, fixture, and office and medical equipment	264,623	262,664
Leasehold improvements	542,514	542,514
Laboratory equipment	4,060,488	4,058,538
Motor vehicle under finance leases	239,093	239,093
Assets in construction	1,899,169	1,899,169
	7,084,867	7,079,589
Less: accumulated depreciation	2,936,418	2,393,266
Property, plant and equipment, net	$4,148,449	$4,686,323